Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property Plant And Equipment
Schedule of plant and equipment

	Average rate (1)	12.31.23	Additions	Disposals	Monetary correction by Hyperinflation	Transfers (2)	Exchange rate variation	12.31.24
Cost
Land		730,103	2,560	(17,988)	38,478	341	31,224	784,718
Buildings, facilities and improvements		13,283,922	850,525	(597,099)	78,656	165,225	188,924	13,970,153
Machinery and equipment		10,497,307	47,027	(336,469)	184,973	437,306	133,142	10,963,286
Furniture and fixtures		224,706	582	(10,315)	29,672	13,482	11,718	269,845
Vehicles		445,298	350,602	(382,969)	7,202	(82)	82,494	502,545
Construction in progress		483,514	772,644	(1,614)	155	(610,917)	1,839	645,621
Advances to suppliers		3,372	27,479	-	(1,090)	(10,202)	160	19,719
		25,668,222	2,051,419	(1,346,454)	338,046	(4,847)	449,501	27,155,887

Depreciation
Land (3)	4.89%	(41,953)	(11,496)	6,540	(4,528)	-	(7,539)	(58,976)
Buildings, facilities and improvements	2.93%	(5,281,798)	(907,934)	491,538	(9,491)	6,674	(78,008)	(5,779,019)
Machinery and equipment	5.81%	(5,390,588)	(538,029)	199,570	(55,675)	(2,202)	(60,032)	(5,846,956)
Furniture and fixtures	6.83%	(98,039)	(13,639)	7,900	(10,247)	(2,210)	(5,306)	(121,541)
Vehicles	15.06%	(246,930)	(219,736)	221,495	5,982	73	(42,050)	(281,166)
		(11,059,308)	(1,690,834)	927,043	(73,959)	2,335	(192,935)	(12,087,658)
		14,608,914	360,585	(419,411)	264,087	(2,512)	256,566	15,068,229

(1)	Weighted average annual rate.
(2)	Refers to the transfer of R$544 to intangible assets and R$1,968 to assets held for sale.
(3)	Refers to right-of-use assets (note 17.1) and the land concession. The amount of R$1,869 of depreciation was recognized in the cost of formation of forests and will be realized in the result according to the depletion.

	Average rate (1)	12.31.22	Additions	Disposals	Monetary correction by Hyperinflation	Transfers	Exchange rate variation	12.31.23
Cost
Land		751,551	10,090	(22,900)	31,818	655	(41,111)	730,103
Buildings, facilities and improvements		12,620,828	1,032,674	(787,519)	104,826	463,943	(150,830)	13,283,922
Machinery and equipment		9,730,038	251,162	(176,072)	176,896	762,238	(246,955)	10,497,307
Furniture and fixtures		187,609	514	(5,450)	34,793	35,623	(28,383)	224,706
Vehicles		627,672	138,429	(296,680)	5,483	228	(29,834)	445,298
Construction in progress		1,095,143	758,772	(17,965)	3,947	(1,331,969)	(24,414)	483,514
Advances to suppliers		31,886	20,205	-	-	(46,064)	(2,655)	3,372
		25,044,727	2,211,846	(1,306,586)	357,763	(115,346)	(524,182)	25,668,222

Depreciation
Land	5.00%	(44,434)	(10,785)	11,408	254	-	1,604	(41,953)
Buildings, facilities and improvements	2.90%	(5,130,376)	(792,198)	643,273	(49,230)	494	46,239	(5,281,798)
Machinery and equipment	5.66%	(5,121,757)	(501,143)	134,430	(71,727)	70,740	98,869	(5,390,588)
Furniture and fixtures	8.73%	(90,543)	(10,439)	3,114	(11,283)	-	11,112	(98,039)
Vehicles	14.78%	(366,733)	(183,250)	291,490	(8,382)	-	19,945	(246,930)
		(10,753,843)	(1,497,815)	1,083,715	(140,368)	71,234	177,769	(11,059,308)
		14,290,884	714,031	(222,871)	217,395	(44,112)	(346,413)	14,608,914

(1)	Weighted average annual rate.

Schedule of book value of the property, plant and equipment

	Type of collateral	12.31.24	12.31.23
Land	Financial/tax/civil	62,144	87,530
Buildings, facilities and improvements	Financial/tax	947,286	1,395,846
Machinery and equipment	Financial/labor/tax/civil	1,036,448	1,464,229
Furniture and fixtures	Financial/tax	11,751	15,102
Vehicles	Financial/tax	82	109
		2,057,711	2,962,816